Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2021	2020	2019
Wages and Salaries	12,208	12,145	11,161
Social security contributions	3,320	3,230	2,813
Net service costs	671	646	281
Other components of defined benefit plans, net	(78)	248	132
Total	16,121	16,268	14,387

Employee Benefit Plans - Schedule of Assumptions
	As at December 31,
Assumptions	2021	2021	2020	2020	2019	2019	2019
	France	Switzerland	France	Switzerland	France	Switzerland	India
Discount rate	0.75%	0.33%	0.30%	0.15%	0.70%	0.25%	7.30%
Expected rate of return on plan assets	n/a	1.50%	n/a	1.50%	n/a	1.50%	n/a
Salary increases	3%	1.50%	3%	1.50%	3%	1.50%	9%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets

As at December 31, 2020 the Group’s accumulated benefit obligation amounted to USD 16,452,000.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2021	2020	2019

Fair value of plan assets	(12,332)	(10,686)	(8,275)
Projected benefit obligation	19,100	17,566	12,740
Surplus/deficit	6,768	6,880	4,465

Opening balance sheet asset/provision (funded status)	6,768	6,880	4,465

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	19,100	17,566	12,740
Net Service cost	263	436	412
Interest expense	29	50	107
Plan participant contributions	153	141	216
Net benefits paid to participants	(278)	(8)	1,377
Prior service costs	(123)	(698)	0
Actuarial losses/(gains)	(1,407)	(74)	2,487
Curtailment & Settlement	(194)	0	0
Reclassifications	0	(2)	0
Currency translation adjustment	(605)	1,689	227
Projected benefit obligation at end of year	16,938	19,100	17,566

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(12,332)	(10,686)	(8,275)
Employer contributions paid over the year	(263)	(244)	(347)
Plan participant contributions	(153)	(141)	(216)
Net benefits paid to participants	162	(22)	(1,401)
Interest income	(177)	(167)	(123)
Return in plan assets, excl. amounts included in net interest	224	(29)	(136)
Currency translation adjustment	370	(1,043)	(188)
Fair value of plan assets at end of year	(12,169)	(12,332)	(10,686)

Reconcilation to balance sheet end of year
Fair value of plan assets	(12,169)	(12,332)	(10,686)
Defined benefit obligation - funded plans	16,938	19,100	17,566
Surplus/deficit	4,769	6,768	6,880

Closing balance sheet asset/provision (funded status)	4,769	6,768	6,880

Employee Benefit Plans - Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	270	286	283
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(12)	61	61

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2021	2020	2019

Opening balance sheet liability (funded status)	6,768	6,880	4,465

Net Service cost	263	436	412
Interest cost/(credit)	29	50	107
Expected return on Assets	(177)	(167)	(123)
Amortization on Net (gain)/loss	270	284	88
Amortization on Prior service cost/(credit)	(12)	61	62
Settlement / curtailment cost / (credit)	(194)	0	0
Currency translation adjustment	6	20	(2)
Total Net Periodic Benefit Cost/(credit)	185	684	544

Actuarial (gain)/loss on liabilities due to experience	(342)	(72)	1,056
Actuarial gain/loss on liab. from changes to fin. assump	(420)	0	1,431
Actuarial (gain)/loss on liab. from changes to demo. assump	(645)	0	0
Return in plan assets, excl. amounts included in net interest	224	(29)	(136)
Prior service cost/(credit)	(123)	(698)	0
Amortization on Net (gain)/loss	(270)	(284)	(88)
Amortization on Prior service cost/(credit)	12	(61)	(62)
Currency translation adjustment	(8)	(45)	(2)
Total gain/loss recognized via OCI	(1,572)	(1,189)	2,200

Employer contributions paid in the year + Cashflow required to pay benefit payments	(379)	(274)	(371)
Total cashflow	(379)	(274)	(371)

Currency translation adjustment	(233)	669	43
Reclassification	0	(2)	0
Closing balance sheet liability (funded status)	4,769	6,768	6,880

Reconciliation of Net Gain / Loss
Amount at beginning of year	4,237	4,258	1,964
Amortization during the year	(270)	(284)	(86)
Asset (gain) / loss	224	(29)	(136)
Liability (gain) / loss	(1,407)	(72)	2,487
Reclassifications	0	(2)	0
Currency translation adjustment	(133)	366	29
Amount at year-end	2,651	4,237	4,258

Reconciliation of prior service cost/(credit)
Amount at beginning of year	(440)	300	357
Amortization during the year	12	(61)	(62)
Prior service costs for the current period	(123)	(698)	0
Currency translation adjustment	14	19	5
Amount at year-end	(537)	(440)	300

Employee Benefit Plans - Schedule of Future Contributions Payable

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	France	Switzerland
2022	25	1,862
2023	28	410
2024	7	1,986
2025	23	504
2026	52	498
2027 to 2031	420	2,757